Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (308,711)	$ (193,922)	$ (1,208,280)	$ (710,157)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of Founder Shares
Income earned on marketable securities held in Trust Account	(276,610)	(11,697)	(839,254)	(7,607)
Changes in operating assets and liabilities:
Prepaid expenses	9,750	(81,079)	35,500	(107,200)
Accounts payable and accrued expenses	44,811	5,486	754,873	262,184
Net cash used in operating activities	(530,760)	(281,212)	(1,257,161)	(562,780)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(200,050)		(2,700,000)	(116,150,000)
Cash withdrawn from Trust Account in connection with redemption			98,596,479
Net cash used in investing activities	(200,050)		95,896,479	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				113,000,000
Proceeds from sale of Private Placement Units				4,650,000
Advances from related party	695,000		3,620,029	153,319
Repayment of promissory note – related party				(246,419)
Payment of offering costs				(459,615)
Redemption of ordinary shares			(98,596,479)
Net cash provided by financing activities	695,000		(94,976,450)	117,097,285
Net Change in Cash	(35,810)	(281,212)	(337,132)	384,505
Cash – Beginning of period	47,373	384,505	384,505
Cash – End of period	11,563	103,293	47,373	384,505
Remeasurement for Class A ordinary shares subject to possible redemption	$ 476,660	$ 11,697
Initial classification of ordinary shares subject to possible redemption				116,150,000
Change in value of ordinary shares subject to possible redemption			3,539,254	7,607
Deferred underwriting fee payable				$ 4,025,000